Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income taxes receivable (payable)

U.S. Cellular’s current income taxes balances at December 31, 2016 and 2015 were as follows:

December 31,	2016	2015
(Dollars in millions)
Federal income taxes receivable (payable)	$(8)	$33
Net state income taxes receivable	–	1

Income tax expense (benefit)

Income tax expense (benefit) is summarized as follows:

Year Ended December 31,	2016	2015	2014
(Dollars in millions)
Current
Federal	$29	$97	$(79)
State	(2)	5	9
Deferred
Federal	1	48	45
State	5	7	7
State - valuation allowance adjustment	–	–	6
Total income tax expense (benefit)	$33	$157	$(12)

Income tax reconciliation

A reconciliation of U.S. Cellular’s income tax expense computed at the statutory rate to the reported income tax expense, and the statutory federal income tax expense rate to U.S. Cellular’s effective income tax expense rate is as follows:

Year Ended December 31,	2016		2015		2014
	Amount	Rate	Amount	Rate	Amount	Rate
(Dollars in millions)
Statutory federal income tax expense and rate	$29	35.0%	$141	35.0%	$(21)	35.0%
State income taxes, net of federal benefit[1]	3	3.6	8	2.1	12	(20.8)
Effect of noncontrolling interests	(1)	(1.1)	3	0.6	(6)	9.8
Other differences, net	2	2.2	5	1.0	3	(3.9)
Total income tax expense (benefit) and rate	$33	39.7%	$157	38.7%	$(12)	20.1%

[1]

State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.  During the third quarter of 2014, U.S. Cellular recorded a $6 million increase to income tax expense related to a valuation allowance recorded against certain state deferred tax assets.

Deferred income tax assets and liabilities

Significant components of U.S. Cellular’s deferred income tax assets and liabilities at December 31, 2016 and 2015 were as follows:

December 31,	2016	2015
(Dollars in millions)
Deferred tax assets
Net operating loss (“NOL”) carryforwards	$88	$79
Stock-based compensation	26	24
Compensation and benefits - other	21	20
Deferred rent	21	19
Other	56	79
Total deferred tax assets	212	221
Less valuation allowance	(65)	(55)
Net deferred tax assets	147	166
Deferred tax liabilities
Property, plant and equipment	473	517
Licenses/intangibles	326	306
Partnership investments	173	162
Total deferred tax liabilities	972	985
Net deferred income tax liability	$825	$819

Presented in the Consolidated Balance Sheet as:
Deferred income tax liability, net	$826	$821
Other assets and deferred charges	(1)	(2)
Net deferred income tax liability	$825	$819

Deferred tax valuation allowance

A summary of U.S. Cellular’s deferred tax asset valuation allowance is as follows:

	2016	2015	2014
(Dollars in millions)
Balance at beginning of year	$55	$53	$43
Charged to income tax expense	10	2	10
Balance at end of year	$65	$55	$53

Income tax unrecognized benefits summary

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2016	2015	2014
(Dollars in millions)
Unrecognized tax benefits balance at beginning of year	$39	$36	$29
Additions for tax positions of current year	12	7	8
Additions for tax positions of prior years	3	1	–
Reductions for tax positions of prior years	(1)	–	(1)
Reductions for lapses in statutes of limitations	(10)	(5)	–
Unrecognized tax benefits balance at end of year	$43	$39	$36